Revenue from contract with customers (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Disaggregated Operating Revenues
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2019, 2018 and 2017.

	2019	2018	2017
Passenger revenue
Passenger revenue	$2,581,179	$2,567,316	$2,434,820
Miles redeemed	31,426	20,073	9,431

	2,612,605	2,587,389	2,444,251
Cargo and mail revenue	62,460	62,483	55,290
Other operating revenue
Frequent flyer program - marketing services	22,170	16,291	13,332
Other operating revenue	10,173	11,464	8,913

	32,343	27,755	22,245

	$2,707,408	$2,677,627	$2,521,786

Summary of Changes in Contract Liabilities	The table below presents the changes in air traffic liability:

	2019	2018	2017
Balance at beginning of year	$471,676	$477,168	$399,796
Deferred of revenue	2,514,601	2,537,772	2,511,970
Recognition of revenue	(2,488,903)	(2,543,264)	(2,434,598)

Balance at end of year	$497,374	$471,676	$477,168

The table below presents the activity of the current and non-current frequent flyer liability:
Frequent flyer liability

	2019	2018	2017
Balance at beginning of year	$67,814	$50,312	$36,682
Deferred of revenue	43,938	37,575	23,061
Recognition of revenue	(31,426)	(20,073)	(9,431)

Balance at end of year	$80,326	$67,814	50,312

Current	35,120	30,342	17,197
Non-current	45,206	37,472	33,115

	$80,326	$67,814	$50,312

Operating Revenue by Principal Geographic Area	Information concerning operating revenue by geographic area for the period ended December 31 is as follows :

	2019	2018	2017
North America	$857,002	$826,529	$740,541
Panama	630,966	536,036	501,896
Central America and the Caribbean	211,567	210,800	202,390
Brazil	279,718	284,858	328,109
Argentina	156,149	234,042	211,777
Colombia	201,887	203,411	186,315
Others South America	337,776	354,196	328,513

	$2,675,065	$2,649,872	$2,499,541